UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2009

 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one): [ ]is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    Marvin & Palmer Associates, Inc.
 Address: 1201 N. Market Street
          Suite 2300
          Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Karen T. Buckley
 Title: Chief Financial Officer - Principal
 Phone: (302) 573-3570

Signature, Place, and Date of Signing:

 /s/Karen T. Buckley Wilmington, Delaware February 5, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

 Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      148
 Form 13F Information Table Value Total:      $2,001,609
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No. Form 13F File Number Name

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             Column 1              Column 2 Column 3  Column 4  Column 5   Column 6  Column 7          Column 8

                                                                SHRS OR
                                    TITLE             VALUE      SH/PUT/   INVESTMENT   OTHER
          NAME OF ISSUER              OF     CUSIP   (X$1000)   PRN AMT    DISCRETION  MANAGERS    VOTING AUTHORITY
                                    CLASS                       PRN CALL
                                                                                                SOLE    SHARED   NONE
3M Company                           Com    88579Y101  $17,724    214,400    Sole               214,400
3M Company                           Com    88579Y101   $4,944     59,800    Sole                                 59,800
Adobe Systems                        Com    00724F101  $16,845    458,000    Sole               458,000
Adobe Systems                        Com    00724F101   $4,693    127,600    Sole                                127,600
Amazon.com, Inc.                     Com    023135106  $41,890    311,400    Sole               311,400
Amazon.com, Inc.                     Com    023135106  $12,107     90,000    Sole                                 90,000
Ambev ADR                            ADR    20441W203  $18,929    187,250    Sole               187,250
Ambev ADR                            ADR    20441W203  $10,358    102,462    Sole                                102,462
Apple Computer, Inc.                 Com    037833100  $55,781    264,700    Sole               264,700
Apple Computer, Inc.                 Com    037833100  $15,004     71,200    Sole                                 71,200
BAIDU.COM                            ADR    056752108   $4,359     10,600    Sole                10,600
BAIDU.COM                            ADR    056752108   $1,501      3,650    Sole                                  3,650
Banco Santander Brazil SA ADR        ADR    05967A107     $113      8,000    Sole                 8,000
Broadcom Corporation                 Com    111320107   $9,051    287,600    Sole               287,600
Broadcom Corporation                 Com    111320107   $2,102     66,800    Sole                                 66,800
Carnival Corporation                 Com    143658300  $15,807    498,800    Sole               498,800
Carnival Corporation                 Com    143658300   $4,323    136,400    Sole                                136,400
Caterpillar, Inc.                    Com    149123101  $13,068    229,300    Sole               229,300
Caterpillar, Inc.                    Com    149123101   $2,593     45,500    Sole                                 45,500
Celgene Corporation                  Com    151020104  $10,885    195,500    Sole               195,500
Celgene Corporation                  Com    151020104   $3,847     69,100    Sole                                 69,100
Cerner Corporation                   Com    156782104   $6,521     79,100    Sole                79,100
Cerner Corporation                   Com    156782104   $1,179     14,300    Sole                                 14,300
Cia Siderurgica Nacional ADR         ADR    20440W105  $23,972    746,600    Sole               746,600
Cia Siderurgica Nacional ADR         ADR    20440W105  $14,159    440,900    Sole                                440,900
Cisco Systems                        Com    17275R102  $38,256  1,598,000    Sole             1,598,000
Cisco Systems                        Com    17275R102  $10,924    456,300    Sole                                456,300
Coca-Cola Company                    Com    191216100  $10,841    190,200    Sole               190,200
Coca-Cola Company                    Com    191216100   $3,996     70,100    Sole                                 70,100
Cognizant Technology Solutions       Com    192446102  $54,863  1,210,300    Sole             1,210,300
Cognizant Technology Solutions       Com    192446102  $15,077    332,600    Sole                                332,600
Colgate Palmolive                    Com    194162103  $25,992    316,400    Sole               316,400
Colgate Palmolive                    Com    194162103   $7,262     88,400    Sole                                 88,400
CSX Corp.                            Com    126408103  $39,965    824,200    Sole               824,200
CSX Corp.                            Com    126408103  $12,704    262,000    Sole                                262,000
Cummins, Inc.                        Com    231021106  $16,413    357,900    Sole               357,900
Cummins, Inc.                        Com    231021106   $4,407     96,100    Sole                                 96,100
Deere & Co.                          Com    244199105   $2,115     38,900    Sole                38,900
Deere & Co.                          Com    244199105   $1,631     30,000    Sole                                 30,000
EMC Corp.                            Com    268648102  $29,970  1,715,500    Sole             1,715,500
EMC Corp.                            Com    268648102   $8,150    466,500    Sole                                466,500
Fibria Celulose SA ADR               ADR    31573A109  $10,172    445,344    Sole               445,344
Fibria Celulose SA ADR               ADR    31573A109   $3,551    155,458    Sole                                155,458
Freeport-McMoRan Copper & Gold       Com    35671D857  $37,427    466,150    Sole               466,150
Freeport-McMoRan Copper & Gold       Com    35671D857  $10,518    131,000    Sole                                131,000
Gilead Sciences, Inc.                Com    375558103  $25,444    588,040    Sole               588,040
Gilead Sciences, Inc.                Com    375558103   $7,423    171,540    Sole                                171,540
Goldman Sachs Group, Inc.            Com    38141G104  $38,044    225,325    Sole               225,325
Goldman Sachs Group, Inc.            Com    38141G104  $10,924     64,700    Sole                                 64,700
Google, Inc.                         Com    38259P508  $56,750     91,535    Sole                91,535
Google, Inc.                         Com    38259P508  $15,038     24,255    Sole                                 24,255
Icici Bank ADR                       ADR    45104G104  $30,164    799,900    Sole               799,900
Icici Bank ADR                       ADR    45104G104  $16,072    426,200    Sole                                426,200
Infosys Technologies ADR             ADR    456788108   $9,219    166,800    Sole               166,800
Infosys Technologies ADR             ADR    456788108   $3,056     55,300    Sole                                 55,300
Itau Unibanco Holding SA ADR         ADR    465562106  $52,335  2,290,677    Sole             2,290,677
Itau Unibanco Holding SA ADR         ADR    465562106  $26,734  1,170,135    Sole                              1,170,135
Juniper Networks, Inc.               Com    48203R104  $27,193  1,019,600    Sole             1,019,600
Juniper Networks, Inc.               Com    48203R104   $7,033    263,700    Sole                                263,700
KB Financial Group Inc               ADR    48241A105     $193      3,800    Sole                 3,800
Kohl's Corporation                   Com    500255104  $23,465    435,100    Sole               435,100
Kohl's Corporation                   Com    500255104   $6,984    129,500    Sole                                129,500
Las Vegas Sands Corp.                Com    517834107  $10,936    732,000    Sole               732,000
Las Vegas Sands Corp.                Com    517834107   $3,208    214,700    Sole                                214,700
Life Technologies Corporation        Com    53217V109  $25,802    494,100    Sole               494,100
Life Technologies Corporation        Com    53217V109   $8,611    164,900    Sole                                164,900
McDermott Intl, Inc.                 Com    580037109   $8,706    362,600    Sole               362,600
McDermott Intl, Inc.                 Com    580037109   $2,713    113,000    Sole                                113,000
Mechel OAO ADR                       ADR    583840103  $11,635    618,200    Sole               618,200
Mechel OAO ADR                       ADR    583840103   $4,063    215,900    Sole                                215,900
Medco Health Solutions, Inc.         Com    58405U102  $22,043    344,900    Sole               344,900
Medco Health Solutions, Inc.         Com    58405U102   $6,449    100,900    Sole                                100,900
Micron Technology, Inc.              Com    595112103  $29,944  2,835,600    Sole             2,835,600
Micron Technology, Inc.              Com    595112103   $7,757    734,611    Sole                                734,611
Microsoft Corp.                      Com    594918104  $18,523    607,700    Sole               607,700
Microsoft Corp.                      Com    594918104   $5,188    170,200    Sole                                170,200
Mobile Telesystems ADR               ADR    607409109  $18,192    372,100    Sole               372,100
Mobile Telesystems ADR               ADR    607409109   $9,147    187,100    Sole                                187,100
Morgan Stanley                       Com    617446448  $16,466    556,300    Sole               556,300
Morgan Stanley                       Com    617446448   $4,588    155,000    Sole                                155,000
Mosaic Co.                           Com    61945A107  $16,163    270,600    Sole               270,600
Mosaic Co.                           Com    61945A107   $4,450     74,500    Sole                                 74,500
National Oilwell Varco, Inc.         Com    637071101  $11,847    268,700    Sole               268,700
National Oilwell Varco, Inc.         Com    637071101   $6,384    144,800    Sole                                144,800
NetApp, Inc.                         Com    64110D104  $46,468  1,352,400    Sole             1,352,400
NetApp, Inc.                         Com    64110D104  $13,029    379,200    Sole                                379,200
Newmont Mining Corporation           Com    651639106   $5,549    117,300    Sole               117,300
Newmont Mining Corporation           Com    651639106   $1,135     24,000    Sole                                 24,000
Nike, Inc. Class B                   Com    654106103  $15,962    240,600    Sole               240,600
Nike, Inc. Class B                   Com    654106103   $4,936     74,400    Sole                                 74,400
Pepsico, Inc.                        Com    713448108   $6,891    112,500    Sole               112,500
Pepsico, Inc.                        Com    713448108   $1,874     30,600    Sole                                 30,600
Petroleo Brasileiro ADR              ADR    71654V408  $40,029    835,500    Sole               835,500
Petroleo Brasileiro ADR              ADR    71654V408  $20,716    432,400    Sole                                432,400
Precision Castparts Corp.            Com    740189105  $21,165    191,800    Sole               191,800
Precision Castparts Corp.            Com    740189105   $5,584     50,600    Sole                                 50,600
Priceline.Com                        Com    741503403  $25,549    116,975    Sole               116,975
Priceline.Com                        Com    741503403   $7,408     33,918    Sole                                 33,918
Red Hat, Inc.                        Com    756577102  $16,680    539,800    Sole               539,800
Red Hat, Inc.                        Com    756577102   $4,944    160,000    Sole                                160,000
Salesforce.com, Inc.                 Com    79466L302  $41,864    567,500    Sole               567,500
Salesforce.com, Inc.                 Com    79466L302  $11,353    153,900    Sole                                153,900
Samsung Electronics GDR Reg-S        ADR    796050888     $350      1,000    Sole                 1,000
Schlumberger Ltd.                    Com    806857108  $35,277    540,200    Sole               540,200
Schlumberger Ltd.                    Com    806857108  $10,487    160,600    Sole                                160,600
Seagate Technology                   Com    G7945J104  $37,839  2,080,200    Sole             2,080,200
Seagate Technology                   Com    G7945J104  $10,619    583,800    Sole                                583,800
Southern Copper Corporation          Com    84265V105   $5,071    154,100    Sole               154,100
Southern Copper Corporation          Com    84265V105   $1,771     53,800    Sole                                 53,800
Sterlite Industries India Ltd. ADR   ADR    859737207   $1,299     71,300    Sole                71,300
Stryker Corporation                  Com    863667101  $15,035    297,600    Sole               297,600
Stryker Corporation                  Com    863667101   $4,431     87,700    Sole                                 87,700
Target                               Com    87612E106  $14,463    299,000    Sole               299,000
Target                               Com    87612E106   $4,648     96,100    Sole                                 96,100
Teva Pharmaceutical Ind. ADR         ADR    881624209   $8,236    146,600    Sole               146,600
Teva Pharmaceutical Ind. ADR         ADR    881624209   $2,719     48,400    Sole                                 48,400
Texas Instruments, Inc.              Com    882508104  $12,475    478,700    Sole               478,700
Texas Instruments, Inc.              Com    882508104   $3,346    128,400    Sole                                128,400
TIM Participacoes SA                 ADR    88706P106   $4,439    149,400    Sole               149,400
TIM Participacoes SA                 ADR    88706P106   $1,581     53,200    Sole                                 53,200
Transocean, Ltd.                     Com    H8817H100  $10,665    128,800    Sole               128,800
Transocean, Ltd.                     Com    H8817H100   $1,242     15,000    Sole                                 15,000
Ultra Petroleum Corp.                Com    903914109   $7,903    158,500    Sole               158,500
Union Pacific Corp.                  Com    907818108  $31,586    492,200    Sole               492,200
Union Pacific Corp.                  Com    907818108  $10,229    159,400    Sole                                159,400
United Technologies Corp.            Com    913017109  $30,235    435,600    Sole               435,600
United Technologies Corp.            Com    913017109   $7,975    114,900    Sole                                114,900
Vale SA SP ADR                       ADR    91912E105  $15,937    549,000    Sole               549,000
Vale SA SP ADR                       ADR    91912E105  $11,336    390,500    Sole                                390,500
VF Corp.                             Com    918204108  $12,861    175,600    Sole               175,600
VF Corp.                             Com    918204108   $2,556     34,900    Sole                                 34,900
Visa, Inc.                           Com    92826C839  $12,463    142,500    Sole               142,500
Visa, Inc.                           Com    92826C839   $2,974     34,000    Sole                                 34,000
Vivo Participacoes SA ADR            ADR    92855S200   $8,426    271,800    Sole               271,800
Vivo Participacoes SA ADR            ADR    92855S200   $2,669     86,100    Sole                                 86,100
VMware, Inc.                         Com    928563402  $17,978    424,200    Sole               424,200
VMware, Inc.                         Com    928563402   $5,170    122,000    Sole                                122,000
Wal Mart Stores, Inc.                Com    931142103   $7,857    147,000    Sole               147,000
Wal Mart Stores, Inc.                Com    931142103   $1,823     34,100    Sole                                 34,100
Warner Chilcott Plc.                 Com    G94368100   $9,740    342,098    Sole               342,098
Weatherford International Ltd.       Com    H27013103   $5,796    323,600    Sole               323,600
Weatherford International Ltd.       Com    H27013103   $1,746     97,500    Sole                                 97,500
Wellpoint, Inc.                      Com    94973V107  $14,089    241,700    Sole               241,700
Wellpoint, Inc.                      Com    94973V107   $4,220     72,400    Sole                                 72,400
Wells Fargo Company                  Com    949746101  $16,378    606,800    Sole               606,800
Wells Fargo Company                  Com    949746101   $4,974    184,300    Sole                                184,300
Yahoo, Inc.                          Com    984332106  $10,600    631,700    Sole               631,700
Yahoo, Inc.                          Com    984332106   $2,084    124,200    Sole                                124,200
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